Income Taxes - Income tax expense (benefit) recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expense
Current period	$ 11,054	$ 5,459	$ 155
Adjustment for prior periods	(550)	(942)	(2,614)
Current tax expense (income) and adjustments for current tax of prior periods	10,504	4,517	(2,459)
Deferred tax expense
Origination and reversal of temporary differences	(1,691)	(1,590)	2,436
Investment tax credits and operating loss carryforward	779	(5,362)	(5,005)
Deferred tax expense	(912)	(6,952)	(2,569)
Income tax benefit	$ 9,592	$ (2,435)	$ (5,028)